Other Revenue and Other Property-Level Expenses (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Lease and Rental Expense [Line Items]
Total revenues	$ 4,957	$ 4,393	$ 4,103
Hospitality Properties Trust
Lease and Rental Expense [Line Items]
Hotel sales revenue	214	123
Rental revenue	7	44
Total revenues	221	167
Property-level expenses	159	96
Rental expense	68	84
Total operating costs and expenses	$ 227	$ 180